Document and Entity Information	Aug. 03, 2021
Cover [Abstract]
Entity Registrant Name	HollyFrontier Corp
Amendment Flag	false
Entity Central Index Key	0000048039
Document Type	8-K
Document Period End Date	Aug. 03, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-03876
Entity Tax Identification Number	75-1056913
Entity Address, Address Line One	2828 N. Harwood
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	871-3555
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.01 par value
Trading Symbol	HFC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false